Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Pre-tax book income					$ (2,202,718)	$ (1,363,829)
Pre-tax book income			0.00%		21.00%	21.00%
State Tax Expense, net					$ 1,629	$ 3,624
State Tax Expense, net					(0.02%)	0.06%
Permanent Items					$ 348,768	$ 425,318
Permanent Items					(3.33%)	6.55%
Hanging credit					$ 811
Hanging credit					(0.01%)
True-Ups					$ (36,554)	$ 713,398
True-Ups					0.35%	10.98%
Valuation Allowance					$ 1,890,936	$ 226,255
Valuation Allowance					(18.03%)	3.48%
Total Expense	$ 1,886		$ 4,751	$ 800	$ 2,872	$ 4,764
Total Expense					(0.03%)	0.07%